Schedule II - Condensed Financial Information of Registrant Statements of Operations and Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Dividend income	$ 198.4		$ 159.2	$ 167.3
Other income	8.2		14.7	49.8
Total revenues	2,890.0		2,628.9	2,830.4
Expenses
General, administrative and corporate expenses	(494.2)	[1]	(418.0)	(410.9)
Other expenses	(20.1)		(10.8)	(10.8)
Income (loss) from operations before income taxes	(27.0)		35.1	(38.0)
Income tax benefit/(expense)	78.1		(5.3)	(18.4)
Net income/(loss)	51.1		29.8	(56.4)
Net (loss)/income attributable to Aspen Insurance Holdings Limited’s ordinary shareholders	51.1		29.8	(56.4)
Other Comprehensive Income:
Change in unrealized (losses)/gains on investments	(367.8)		(157.9)	108.0
Other comprehensive (loss)/income, net of tax	(383.3)		(142.7)	96.4
Total comprehensive (loss)/income attributable to Aspen Insurance Holdings Limited's ordinary shareholders	(332.2)		(112.9)	40.0
Parent Company
Condensed Financial Statements, Captions [Line Items]
Equity in net earnings/(losses) of subsidiaries and other investments, equity method	14.2		(90.5)	(108.4)
Dividend income	121.7		193.0	141.5
Net realized and unrealized investment (losses)/gains	(4.0)		(0.5)	2.5
Other income	1.0		0.0	0.0
Total revenues	132.9		102.0	35.6
Expenses
General, administrative and corporate expenses	(62.7)		(54.6)	(74.6)
Interest expense	(14.3)		(14.3)	(14.3)
Other expenses	(4.8)		(3.3)	(3.1)
Income (loss) from operations before income taxes	51.1		29.8	(56.4)
Income tax benefit/(expense)	0.0		0.0	0.0
Net income/(loss)	51.1		29.8	(56.4)
Proportion due to non-controlling interest	0.0		0.0	0.0
Net (loss)/income attributable to Aspen Insurance Holdings Limited’s ordinary shareholders	51.1		29.8	(56.4)
Other Comprehensive Income:
Change in unrealized (losses)/gains on investments	(367.8)		(158.6)	108.0
Net change from current period hedged transactions	15.4		(6.2)	0.3
Change in foreign currency translation adjustment	(30.9)		21.4	(11.9)
Other comprehensive (loss)/income, net of tax	(383.3)		(143.4)	96.4
Total comprehensive (loss)/income attributable to Aspen Insurance Holdings Limited's ordinary shareholders	$ (332.2)		$ (113.6)	$ 40.0

[1]	General, administrative and corporate expenses includes related party management consulting fees of $5.0 million (2021 — $5.0 million; 2020 — $5.0 million).